PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 6,600	$ 6,572
Accumulated depreciation	5,748	5,356
Depreciated cost	852	1,216
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	719	739
Accumulated depreciation	622	609
Laboratory equipment and office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	3,567	3,519
Accumulated depreciation	3,059	2,909
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,314	2,314
Accumulated depreciation	$ 2,067	$ 1,838